SUBSEQUENT EVENTS (Q1) (Details) - USD ($)	May 07, 2021	Apr. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Subsequent Event [Abstract]
Interest reserve			$ 2,000,000	$ 1,400,000
Subsequent Event [Member] | Senior Term Loan 1 [Member]
Subsequent Event [Abstract]
Maturity date		May 31, 2026
Loan commitment		$ 13,000,000
Funded loan commitment		$ 5,250,000
Interest rate		13.00%
PIK interest rate		4.00%
Step down percentage		2.00%
Unused fee		3.00%
Exit fee percentage		15.00%
Original issuer discount		15.50%
Subsequent Event [Member] | Senior Term Loan 2 [Member]
Subsequent Event [Abstract]
Maturity date		Apr. 30, 2025
Loan commitment		$ 15,000,000
Funded loan commitment		$ 15,000,000
Interest rate		13.00%
Original issuer discount		7.00%
Subsequent Event [Member] | Senior Term Loan 3 [Member]
Subsequent Event [Abstract]
Maturity date		May 31, 2026
Loan commitment		$ 22,000,000
Funded loan commitment		$ 22,000,000
Interest rate		12.00%
PIK interest rate		4.00%
Step down percentage		2.00%
Step down percentage in loan agreement		1.50%
Exit fee percentage		10.00%
Loan agreement in exit fee percentage		2.00%
Original issuer discount		4.00%
Interest reserve		$ 2,000,000
Subsequent Event [Member] | LIBOR [Member] | Senior Term Loan 3 [Member]
Subsequent Event [Abstract]
Variable rate percentage		1.00%
Subsequent Event [Member] | Revolving Loan [Member]
Subsequent Event [Abstract]
Maturity date	Jul. 31, 2021
Loan commitment	$ 40,000,000
Interest rate	8.00%
Subsequent Event [Member] | Amended Revolving Loan [Member]
Subsequent Event [Abstract]
Maturity date	Dec. 31, 2021
Loan commitment	$ 50,000,000
Interest rate	6.00%
Subsequent Event [Member] | Sub. Of Public Co. C [Member]
Subsequent Event [Abstract]
Maturity date		Feb. 28, 2025
Repayment of debt		$ 12,100,000
Exit fee on early repayment of loan		750,000
Prepayment premium on repayment of loan		$ 750,000